Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2025
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
WisdomTree Dynamic Currency Hedged International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDWM
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective on or about April 30, 2025 (the “Effective Date”), the name of each Fund will change as shown below. The Funds’ ticker symbols will not change.

Current Fund Name	New Fund Name
WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic International Equity Fund
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic International SmallCap Equity Fund

In addition, on the Effective Date, the names of the WisdomTree Dynamic Currency Hedged International Equity Index and WisdomTree Dynamic Currency Hedged International SmallCap Equity Index, the performance, before fees and expenses, of which the WisdomTree Dynamic Currency Hedged International Equity Fund and WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, respectively, seek to track are revised as shown below.

Current Index Name	New Index Name
WisdomTree Dynamic Currency Hedged International Equity Index	WisdomTree Dynamic International Equity Index
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	WisdomTree Dynamic International SmallCap Equity Index

Therefore, on the Effective Date, all references in the Prospectuses and SAI to each Fund’s current name and Index will be replaced with the new names shown above.

*          *           *

The changes described above are not expected to affect the Funds’ fees and expenses, investment objective or principal investment strategies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-DDWM and DDLS-0325

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDLS